Description of Organization and Business Operations (Details) - USD ($)				5 Months Ended
	Apr. 09, 2021	Feb. 04, 2021	Feb. 04, 2021	Jun. 30, 2021	Feb. 06, 2021
Description of Organization and Business Operations (Details) [Line Items]
Gross proceeds	$ 552,000,000.0
Private placements of warrants				$ 8,693,333
Price of private placement warrant (in Dollars per share)				$ 1.50
Generating proceeds				$ 13,000,000.0
Sale value per unit (in Dollars per share)		$ 10.00	$ 10.00
Public shares redeem percentage		100.00%		80.00%
Public per Share (in Dollars per share)		$ 10.00	$ 10.00	$ 10.00
Net tangible assets		$ 5,000,001		$ 5,000,001
Dissolution expenses		$ 100,000		$ 100,000
PublicShares (in Dollars per share)		$ 10.00		$ 10.00
Reduction per share (in Dollars per share)		$ 10.00		$ 10.00
Cash				$ 1,200,000
Working capital deficiency				1,200,000
Payment from sponsor				25,000
Proceeds form sponsor				156,000
Additional borrowed amount				44,000
Total outstanding balance				$ 200,000
Business Combination Consideration, description				(i) $3,650,000,000 divided by (ii) 10 divided by (iii) the Aggregate Company Share Amount (as defined in the Merger Agreement).
Business Combinations [Member]
Description of Organization and Business Operations (Details) [Line Items]
Percentage of ownership interest		50.00%	50.00%	50.00%
Business combination term				1 year
Percentage of fair market value interest		80.00%	80.00%
Maximum [Member]
Description of Organization and Business Operations (Details) [Line Items]
Incurring offering costs	31,000,000.0
Minimum [Member]
Description of Organization and Business Operations (Details) [Line Items]
Incurring offering costs	$ 19,300,000
Proposed Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of stock in shares (in Shares)	55,200,000
Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of stock in shares (in Shares)	7,200,000		55,200,000
Sale value per unit (in Dollars per share)	$ 10.00
Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Private placement amount				$ 552,000,000.0
Sale value per unit (in Dollars per share)		$ 10.00	$ 10.00	$ 10.00
Proposed public offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of stock in shares (in Shares)			48,000,000
Sale value per unit (in Dollars per share)		$ 10.00	$ 10.00
CMLS Holdings III LLC [Member] | Proposed Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of stock in shares (in Shares)	55,200,000
CMLS Holdings III LLC [Member] | Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of stock in shares (in Shares)	7,200,000	55,200,000
Share price per share (in Dollars per share)	$ 10.00
Sale of warrants (in Shares)		8,693,333	8,693,333
CMLS Holdings III LLC [Member] | Proposed public offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of stock in shares (in Shares)		48,000,000
Share price per share (in Dollars per share)		$ 10.00	$ 10.00
Sale of warrants (in Shares)		7,733,333	7,733,333
Class A Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Price of private placement warrant (in Dollars per share)		$ 1.50
Sale value per unit (in Dollars per share)		11.50	$ 11.50	11.50	$ 11.50
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001